This filing is being made solely for the purpose of obtaining class and series identifier information for two series of Rydex Series Funds, the registrant (033-59692 and 811-07584): the Managed Futures Fund (formerly, Rydex S&P Diversified Trends Fund) and Market Neutral Fund (formerly, Structured Market Neutral Fund).

The Managed Futures Fund was registered pursuant to Rule 485(a) under the Securities Act of 1933 (the "Securities Act") on February 11, 2005 (SEC Accession No. 0000935069-05-000213). The Market Neutral Fund was registered pursuant to Rule 485(a) under the Securities Act on June 15, 2005 (SEC Accession No. 0000935069-05-001690).